Commitments - Schedule of Lease Commitments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease and other lease-related obligations	$ 280.3
Leases not commenced but committed	56.4
Total lease commitments	336.7
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease and other lease-related obligations	55.2
Leases not commenced but committed	2.9
Total lease commitments	58.1
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease and other lease-related obligations	87.7
Leases not commenced but committed	8.7
Total lease commitments	96.4
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease and other lease-related obligations	137.4
Leases not commenced but committed	44.8
Total lease commitments	$ 182.2